Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Schedule of Investments
($000s)	January 1, 2025	Fair value through other comprehensive income	Loss from investment in associate	Additions	December 31, 2025
Current assets:
Investments in marketable securities	5,403	3,347	-	-	8,750

Non-current assets:
Investment in associate	913	-	(523)	684	1,074

($000s)	January 1, 2024	Fair value through other comprehensive income	Loss of associate	Additions	December 31, 2024
Current assets:
Investments in marketable securities	3,750	1,653	-	-	5,403

Non-current assets:
Investment in associate	1,247	-	(334)	-	913